Business Combination - Pro Forma Information (Details) (Chiron Merger Sub, Inc. [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Nov. 03, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Pro forma revenue	$ 518,793	$ 1,018,998	$ 1,721,477	$ 2,017,752
Pro forma net loss	(30,015)	(72,020)	(60,822)	(280,479)
Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Net earnings (loss)			49,200	(49,200)
Acceleration of Equity-based Compensation Expense [Member]
Business Acquisition [Line Items]
Net earnings (loss)			55,000	(55,000)
Acquisition-related Costs, Post-Merger [Member]
Business Acquisition [Line Items]
Net earnings (loss)				(96,400)
Fair Value Adjustment to Inventory [Member]
Business Acquisition [Line Items]
Net earnings (loss)				$ (33,900)